Supplemental Oil And Gas Reserve Information	12 Months Ended
Dec. 31, 2011
Supplemental Oil And Gas Reserve Information [Abstract]
Supplemental Oil And Gas Reserve Information

NOTE 11—SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (Unaudited)

All information set forth herein relating to our proved reserves, estimated future net cash flows and present values is taken or derived from reports prepared by InSite Petroleum Consultants Ltd and KLH Consulting. All of the information designated as Canada below relates to Legend Canada’s operations. The estimates of these engineers were based upon their review of production histories and other geological, economic, ownership and engineering data provided by and relating to us. No reports on our reserves have been filed with any federal agency. In accordance with the Securities and Exchange Commission’s (“SEC”) guidelines, our estimates of proved reserves and the future net revenues from which present values are derived are based on an unweighted 12-month average of the first-day-of-the-month price for the period January through December for that year held constant throughout the life of the properties. Operating costs, development costs and certain production-related taxes were deducted in arriving at estimated future net revenues, but such costs do not include debt service, general and administrative expenses and income taxes.

Capitalized Costs relating to Oil and Gas Producing Activities

Capitalized costs relating to oil and gas producing activities are as follows:

	Canada	United States	Total
December 31, 2011:
Proved	$8,137,510	$855,283	$8,992,793
Unproved	8,196,594	138,786	8,335,380

Total capitalized costs	16,334,104	994,069	17,328,173
Accumulated depreciation, depletion, and amortization	(401,523)	(92,071)	(493,594)

Net capitalized costs	$15,932,581	$901,998	$16,834,579
December 31, 2010 :
Proved	$—	$—	$—
Unproved	—	628,600	628,600

Total capitalized costs	—	628,600	628,600
Accumulated depreciation, depletion, and amortization	—	—	—

Net capitalized costs	$—	$628,600	$628, 600

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities

Cost incurred in oil and gas property acquisition and development activities are as follows:

	Canada	United States	Total
Year Ended December 31, 2011:
Acquisition costs :
Proved	$9,567,701	$—	$9,567,701
Unproved	8,196,595	138,786	8,335,381
Exploration costs	13,849	—	13,849
Development costs	—	154,684	154,684

Total costs incurred	17,778,145	293,470	18,071,615
Year Ended December 31, 2010:
Acquisition costs :
Proved	$—	$—	$—
Unproved	—	628,600	628,600
Exploration costs	—	—	—
Development costs	—	—	—

Total costs incurred	$—	$628,600	$628,600

Results of Operations for Oil and Gas Producing Activities

The following table shows the results from operations for the periods ended December 31, 2011 and 2010 :

	Canada	United States	Total
Year Ended December 31, 2011:
Revenue	$620,589	$256,131	$876,720
Production expenses	271,507	195,816	467,323
Depletion, depreciation and amortization	401,522	92,071	493,593
Accretion	11,911	3,301	15,212
Impairment of oil and gas properties	1,558,036	—	1,558,036
Income tax expense (benefit)	—	—

Results of activities	$(1,622,387)	$(35,057)	$(1,657,444)
Year Ended December 31, 2010:
Revenues	$—	$16,320	$16,320
Production Expenses	—	16,027	16,027

Results of activities	$—	$293	$293

Oil and Gas Reserves

	Canada			United States	Total
	Oil (MBbls)	Gas (Mmcf)	NGL (MBbls)	Oil (MBbls)	Oil (MBbls)	Gas (Mmcf)	NGL (Bbls)	Total (MBoe)
Proved reserves at December 31, 2010	—	—	—	—	—	—	—	—
Production	(4.3)	(79.3)	(0.5)	(3.0)	(7.3)	(79.3)	(0.5)	(21.0)
Purchases of reserves	247.8	1,464.7	5.0	—	247.8	1,464.7	5.0	497.0
Extensions and discoveries	—	—	—	103.1	103.1	—	—	103.1

Proved reserves at December 31, 2011	243.5	1,385.4	4.5	100.1	343.6	1,385.4	4.5	579.1
PROVED DEVELOPED RESERVES:
December 31, 2010	—	—	—	—	—	—	—	—
December 31, 2011	201.1	1,238.2	4.5	26.3	227.4	1,238.3	4.5	438.4
PROVED UNDEVELOPED RESERVES:
December 31, 2010	—	—	—	—	—	—	—	—
December 31, 2011	42.4	147.2	—	73.8	116.2	147.1	—	140.7

Standardized Measure of Discounted Future Net Cash Flows

The following table sets forth as of December 31, 2011, the estimated future net cash flow from and Standardized Measure of Discounted Future Net Cash Flows (“Standardized Measure”) of our proved reserves, which were prepared in accordance with the rules and regulations of the SEC and the Financial Accounting Standards Board. Future net cash flow represents future gross cash flow from the production and sale of proved reserves, net of crude oil, natural gas and natural gas liquids production costs (including production taxes, ad valorem taxes and operating expenses) and future development costs. The calculations used to produce the figures in this table are based on current cost and price factors at December 31, 2011.

Standardized Measure relating to proved reserves:

	Canada	United States	Total
December 31, 2011 :
Future cash inflows	$27,706,444	$8,243,851	$35,950,295
Future production costs:	12,104,423	3,910,968	16,015,391
Future development costs	3,588,062	280,000	3,868,062

Future cash flows before income taxes	12,013,959	4,052,883	16,066,842
Future income taxes	114,062	—	114,062

Future net cash flows after income taxes	11,899,897	4,052,883	15,952,780
10% annual discount for estimated timing of cash flows	(4,318,654)	(1,339,913)	(5,658,567)

Standardized measure of discounted future net cash flows	$7,581,243	2,712,970	$10,294,213

The following reconciles the change in the Standardized Measure :

	Canada	United States	Total
Beginning of year	$—	$—	$—
Changes from:
Purchases of proved reserves	7,601,892	—	7,601,892
Sales of producing properties	—	—	—
Extensions, discoveries and improved recovery, less related costs	—	2,772,970	2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(350,000)	(60,000)	(410,000)
Revision of quantity estimates	—	—	—
Accretion of discount	—	—	—
Change in income taxes	(114,062)	—	(114,062)
Changes in estimated future development costs	(3,450,105)	—	(3,450,105)
Development costs incurred that reduced future development costs	—	—	—
Change in sales and transfer prices, net of production costs	—	—	—
Changes in production rates (timing) and other	3,893,517	—	3,893,517

End of year	$7,581,253	$2,712,970	$10,294,213